Investment in equity investees	12 Months Ended
Dec. 31, 2020
Investment in equity investees
Investment in equity investees
8. Investment in equity investees
Measurement Alternative and NAV practical expedient
The carrying amount of the Group’s equity investments measured at fair value using the Measurement Alternative was RMB17,580,557,000 and RMB21,623,597,000 as of December 31, 2019 and 2020, respectively, and the carrying amount of the Groups’ investments under NAV practical expedient was RMB2,515,919,000 and RMB6,712,654,000 as of December 31, 2019 and 2020, respectively. For the years ended December 31, 2018, 2019 and 2020, the Group invested RMB12,108,139,000, RMB6,198,126,000 and RMB10,200,854,000 in multiple private companies and private equity funds accounted for under the Measurement Alternative and NAV practical expedient, respectively, which may have operational synergy with the Group’s core business. During the year ended December 31, 2020, investment consideration for the top two investees were RMB4,575,340,000 and RMB3,052,719,000, respectively. During the year ended December 31, 2020, fair value changes recognized for equity investments which were measured using the Measurement Alternative and NAV practical expedient were not significant.
The Group accounted for the investment in AiHuiShou International Co. Ltd., (“AiHuiShou”) under the Measurement Alternative. In June 2019, the Group signed series of agreements with AiHuiShou, an online second-hand consumer electronics trading platform. The Group merged its Paipai Secondhand business into AiHuiShou with certain exclusive traffic resources for the next five years
, and additionally invested RMB138,582,000 in cash in exchange for additional preferred share investment in AiHuiShou. Total consideration for the above investment in AiHuiShou was RMB3,380,825,000. In 2020, the Group completed further investment in preferred shares of AiHuiShou for a cash consideration of RMB400,670,000. The investment in AiHuiShou’s preferred shares is accounted for under the Measurement Alternative as the underlying preferred shares were no
t considered
in-substance
common stock and had
no
readily determinable fair value as of December 31, 2020.
The Group accounted for the investment in Xingsheng Preference Electronic Business Limited (“Xingsheng”) under the Measurement Alternative. Xingsheng operates a leading community group buying
e-commerce
platform in the PRC. In December 2020, the Group completed the investment in preferred shares of Xingsheng for a cash consideration of RMB4,575,340,000. The investment in Xingsheng’s preferred shares is accounted for under the Measurement Alternative as the underlying preferred shares were not considered in-substance
common stock and had no readily determinable fair value as of December 31, 2020.
Equity method
As of December 31, 2020, the Group’s investments accounted for under the equity method totaled RMB30,165,078,000 (as of December 31, 2019: RMB15,479,331,000), which mainly included the investment in Yonghui Superstores Co., Ltd, (“Yonghui”) amounting to RMB6,537,937,000, the investment in Dada Nexus Limited (“Dada”)
amounting to RMB
7,280,394,000, and investment in JD Digits amounting to RMB7,676,424,000. The Group applies the equity method of accounting to account for its equity investments, in common stock or in-substance
common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.
Investment in Yonghui
On August 11, 2016, the Group completed the investment in Yonghui through the subscription of newly issued ordinary shares representing 10% equity interest in Yonghui. In 2018 and 2020, the Group acquired additional ordinary shares from the existing shareholders of Yonghui, the Group’s interest in Yonghui’s issued and outstanding ordinary shares increased from 10% to 13% accordingly. Yonghui is a leading hypermarket and supermarket operator in China and is listed on the Shanghai Stock Exchange. As of December 31, 2020, total consideration for the investment in Yonghui was RMB6,461,718,000 in cash. Investment in Yonghui is accounted for using the equity method as the Group obtained significant influence by the rights to nominate two board members out of eleven
. The Group received dividend of RMB143,557,000, RMB
120,338,000
and RMB146,811,000 for the years ended December 31, 2018, 2019 and 2020, respectively, which have been recorded as a reduction to the carrying amount of investment in Yonghui.
Investment in Yonghui is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Carrying value of investment in Yonghui	5,508,062	6,537,937
Proportionate share of Yonghui’s net tangible and intangible assets	2,249,239	2,601,974

Positive basis difference	3,258,823	3,935,963

Positive basis difference has been assigned to:
Goodwill	1,989,726	2,602,844
Amortizable intangible assets (*)	1,692,129	1,777,492
Deferred tax liabilities	(423,032)	(444,373)

	3,258,823	3,935,963

Cumulative gains in equity interest in Yonghui	428,729	601,771

(*)	As of December 31, 2020, the weighted average remaining life of the intangible assets not included in Yonghui’s consolidated financial statements was 14 years.
As of December 31, 2019 and 2020, the market value of the Group’s investment in Yonghui was RMB8,248,601,000 and RMB8,723,415,000 based on its quoted closing price, respectively.
The proportionate share of Yonghui’s net income recorded in “share of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss) was a gain of RMB96,558,000, RMB164,068,000 and RMB174,674,000 for the years ended December 31, 2018, 2019 and 2020, respectively.
Investment in Dada
Pre-IPO
investment in Dada
Prior to 2018, the Group acquired ordinary shares and preferred shares of Dada for total consideration of RMB4,492,020,000 with a combination of RMB2,282,520,000 in cash, the Group’s future services commenced from 2016, including supply chain support for a period of 10 years, traffic and other additional support for a period of 7 years, non-compete
obligation for a period of
7
years from 2016 and the Group’s O2O business, JD Daojia. In 2018, the Group further invested cash amounted to RMB
1,230,808,000
for acquiring the newly issued preferred shares of Dada. Dada is China’s largest crowdsourcing delivery platform. The investment in Dada’s ordinary shares was accounted for using the equity method as the Group obtained significant influence by the rights to nominate two board members out of six. The investment in Dada’s preferred shares was accounted for under the Measurement Alternative as the underlying preferred shares were not considered in-substance

common stock and had no readily determinable fair value.
Post-IPO investment in Dada
On June 5, 2020, Dada completed its IPO on the Nasdaq (“Dada IPO”). Concurrently with Dada IPO, the Group converted its preferred shares investment in Dada to ordinary shares of Dada in entirety. The Group’s interest in Dada was diluted to approximately 48%, resulting in a deemed disposal gain of RMB4,142,260,000 recognized in “shares of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss). In addition, the Group subscribed additional 15,207,548 ordinary shares of Dada with cash consideration of RMB425,066,000.
In December 2020, the Group additionally subscribed for 3,400,000 ordinary shares in the follow-on
public offering of Dada with cash consideration of RMB277,789,000, resulting in a deemed disposal gain of RMB1,086,784,000 recognized in “shares of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss). After the subsequent investment in December 2020, the Group held approximately 46% of Dada’s issued and outstanding shares and had three
out of
nine
board seats. Accordingly, investment in Dada is accounted for using the equity method as the Group obtained significant influence.
The investment in Dada is accounted for using the equity method with the investment cost allocated as follows
:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Carrying value of investment in Dada’s ordinary shares	—	7,280,394
Proportionate share of Dada’s net tangible and intangible assets	(1,701,718)	3,336,314

Positive basis difference	1,701,718	3,944,080

Positive basis difference has been assigned to:
Goodwill	1,605,891	3,892,938
Amortizable intangible assets (*)	127,770	68,189
Deferred tax liabilities	(31,943)	(17,047)

	1,701,718	3,944,080

Cumulative gains/(losses) in equity interest in Dada’s ordinary shares	(2,164,050)	854,374

(*)	As of December 31, 2020, the weighted average remaining life of the intangible assets not included in Dada’s consolidated financial statements was 5 years.
As of December 31, 2020, the market value of the Group’s investment in Dada was RMB25,846,210,000 based on its quoted closing price.
Investment in JD Digits
As disclosed in Note 6 — “JD Digits reorganization”, investment in JD Digits has been accounted for using the equity method subsequent to June 2020.
In June 2020, the Group entered into agreements with JD Digits, pursuant to which the Group has acquired an aggregate of 36.8% equity interest in JD Digits by converting the profit sharing right and investing additional RMB1.78 billion in cash in JD Digits. As the Group and JD Digits are both controlled by Mr. Richard Qiangdong Liu before and after the acquisition of JD Digits’ equity interests, the acquisition is considered as a transaction under common control. Pursuant to ASC
805-50-25-2,
the Group recorded the investment in JD Digits amounting to RMB7.43 billion based on its proportioned net assets of JD Digits. The difference between consideration transferred and the carrying amounts of the net assets received amounting to RMB5.65 billion has been recorded into additional paid-in
capital as of June 30, 2020. Upon the completion of the acquisition of JD Digits’ equity interests, the investment in JD Digits is accounted for using the equity method.
The Group recorded its interests in Yonghui, Dada and JD Digits one quarter in arrears to enable the Group to provide its financial disclosure independent of the reporting schedule of these equity investees.
Investment in Bitauto
On February 16, 2015, the Group completed its investment in Bitauto through the subscription of newly issued ordinary shares, representing approximately
25
% of the outstanding ordinary shares of Bitauto. Bitauto is a leading provider of internet content and marketing services for China’s fast-growing automotive industry that is listed on the Nasdaq Stock Market (the “Nasdaq”). Total consideration for the initial investment in Bitauto was RMB
5,496,188,000
with a combination of RMB
2,450,920,000
in cash and RMB
3,045,268,000
in the form of future services, including exclusive access to the new and used car channels on the JD Platform and additional support from the Group’s key platforms for a period of
5
years. On June 17, 2016, the Group additionally acquired Bitauto’s newly issued ordinary shares by paying the cash consideration of RMB
328,975,000
. As of December 31, 2019, the Group held approximately
24
% of Bitauto’s issued and outstanding shares.
In June 2020, Bitauto announced its plan of merger with Yiche Holding Limited (“Yiche”) and Yiche Mergersub Limited, pursuant to which Bitauto would be acquired by an investor consortium in an all-cash
transaction (the “Going Private Transaction”). In November, 2020, Bitauto completed the Going Private Transaction. As a result, 6,777,887 ordinary shares held by the Group were sold to the investor consortium for a cash consideration, resulting in a gain of RMB713,485,000 recognized in “share of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss). The remaining 10,549,714 rollover shares held by the Group were cancelled in exchange for the same number of shares in Yiche, which is accounted for as investment using the Measurement Alternative.
Investment in Yixin
In February 2015 and August 2016, the Group invested US$
100,000,000
and US$
30,000,000
in cash, respectively, to acquire Yixin’s newly issued preferred shares. Yixin, a controlled subsidiary of Bitauto, is a leading online automobile retail transaction platform in China. The investment in Yixin was accounted for under the cost method as the underlying shares the Group invested in were not considered in-substance
common stock and had no readily determinable fair value. On November 16, 2017, Yixin successfully completed the global offering and traded on the Main Board of the HKEX. After the offering, the Group held approximately
11
% of Yixin’s issued and outstanding shares and the investment is accounted for using the equity method, as the preferred shares the Group previously invested in were automatically converted into ordinary shares upon listing and the Group obtained significant influence by the rights to nominate one
non-executive
board member out of
nine
and the significant influence on its controlling shareholder, Bitauto.
In November 2020, upon the completion of Bitauto’s Going Private Transaction, the Group held approximately 15% equity interest in Yiche, the controlling shareholder of Yixin. Concurrently with the Going Private Transaction of Bitauto, the Group no longer had significant influence on Yixin. Accordingly, investment in Yixin ceased to be accounted for using the equity method and commenced to be accounted for as investment securities at fair value.
Investment in Tuniu
In December 2014, the Group acquired 7% equity interest in Tuniu with cash consideration of RMB305,930,000. Tuniu is a leading online leisure travel company in China that is listed on Nasdaq. The Group accounted for the initial investment as an available-for-sale
security.
On May 22, 2015, the Group additionally acquired Tuniu’s newly issued ordinary shares for total consideration of RMB2,188,490,000 with a combination of RMB1,528,275,000 in cash and RMB660,215,000 in the form of future services, including granting Tuniu an exclusive right, for a period of 5 years, to operate the leisure travel channels on the JD Platform, and Tuniu becomes the Group’s preferred partner for hotel and air ticket booking services. After the subsequent investment in May 2015, the Group held approximately 28% of Tuniu’s issued and outstanding shares and had one board seat. Hence, the Group adopted equity method of accounting to account for the investment in Tuniu.
In November 2020, the Group completed disposal of its investment in Tuniu for a cash consideration of RMB457,608,000, and a disposal gain of RMB240,883,000 was recognized in “share of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss).
The Group summarizes the condensed financial information of the Group’s equity investments under equity method as a group below in accordance with Rule
4-08
of Regulation
S-X:

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Revenues	94,099,295	128,942,238	140,263,093
Gross profit	26,893,544	34,540,510	45,590,152
Income/(loss) from operations	(1,471,960)	(534,006)	5,157,037
Net income/(loss)	(1,722,715)	(564,940)	2,680,283
Net income/(loss) attributable to ordinary shareholders	(1,748,305)	(1,235,224)	3,291,840

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Current assets	117,073,881	129,535,325
Non-current assets	97,456,584	97,110,227
Current liabilities	94,482,219	97,668,673
Non-current liabilities	18,910,340	17,371,342
Redeemable stock	10,593,025	—
Non-controlling interests	380,510	1,118,940
The Group performs impairment assessment of its investments under the Measurement Alternative and equity method whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. Impairment charges in connection with the Measurement Alternative investments of RMB593,138,000, RMB1,612,139,000 and RMB201,646,000 were recorded in “others, net” in the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, the accumulated impairment of the Group’s Measurement Alternative investments was RMB2,660,028,000. Impairment charges in connection with the equity method investments of nil, RMB796,737,000 and RMB487,843,000 were recorded in “share of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2018, 2019 and 2020, respectively.